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                            [NATIONWIDE LETTERHEAD]

May 1, 2001


VIA EDGAR


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Subject:     Nationwide Multi-Flex Variable Account
             Nationwide Life Insurance Company
             SEC File No.  033-23905
             CIK No. 0000356723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Multi-Flex Variable Account (the Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2001.

Please contact the undersigned at (614) 249-6567 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Linda Barnes

Linda G. Barnes
Senior Compliance Analyst